PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2019
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET
Schedule of prepayments and other current assets

Prepaid expenses and other current assets consist of the following:

		As of December 31,
		2017	2018	2019
		US$	US$	US$

Other receivables, net of allowance for doubtful accounts of $nil, $166,535 and $nil at December 31, 2017, 2018 and 2019, respectively	(i)	164,455	—	2,566
Prepaid rental expenses		—	—	5,141
		164,455	—	7,707
(i)

A provision for loss is recognized in operating expenses when the loss on such assets is determined to be probable and amount can be reasonably estimated. The Group provided provision of $nil,  $166,535 and $nil for other receivables during the years ended December 31, 2017 and 2018, respectively and wrote-off provision of $166,535 during the year ended December 31, 2019.